Related Party Transactions - Additional Information (Details) - shares	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2022	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions
Percentage of net cash saving to be retained		15.00%	15.00%
Related Party
Related Party Transactions
Percentage of net cash saving to be retained	15.00%
Related Party | Common Class A
Related Party Transactions
Units of share converted (in shares)	1